TAXES ON INCOME (Schedule of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
Balance at beginning of year	$ 281	$ 261	$ 241
Increase (decrease) in unrecognized tax benefits as a result of tax positions taken during a prior period	(281)	20	20
Balance at end of year		$ 281	$ 261